Related party transactions - Fair Value Gain/Loss on Convertible Bond (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ 0	$ 0	$ (11)	$ 0
Archer | Fair value gain / (loss) of Archer debt component
Related Party Transaction [Line Items]
Fair value (loss) / gain	(3)	2	3	1
Archer | Fair value (loss) / gain of Archer embedded conversion option
Related Party Transaction [Line Items]
Fair value (loss) / gain	$ (9)	$ 2	$ 0	$ (4)